Stock-based Compensation - Summary of Additional Information Relating to Service-based Options (Parenthetical) (Details) - Service-based Stock Options - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation award plan modification incremental options	640,600
Weighted-average incremental fair value of options per share	$ 3.63
Options modified period		2016-06